Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
20. INTANGIBLE ASSETS
a) Goodwill

			Group
	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2019, 1 January 2020 and 31 December 2020	1,285	(82)	1,203

Impairment of goodwill
In 2020 and 2019, no impairment of goodwill was recognised. Goodwill is tested for impairment annually at 30 November, with a review for indicators of impairment at 30 June and 31 December. Goodwill is tested for impairment if reviews identify an indicator of impairment or when events or changes in circumstances dictate.
At 30 November 2020, the annual review identified the continuing uncertainty created by the Covid-19 pandemic and its potential impact on the carrying value of goodwill as indicators of impairment for all cash-generating units (CGUs). As a result, management performed an updated impairment test at 31 December 2020 for all CGUs.
Basis of the recoverable amount
The recoverable amount of all CGUs was determined based on its value in use (VIU) at each testing date for 2020 and 2019. For each CGU, the VIU is calculated by discounting management’s cash flow projections for the CGU. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each CGU are set out below.
Key assumptions in the VIU calculation.

	Goodwill		Discount rate		Growth rate beyond initial cash flow projections
	2020	2019	2020	2019	2020	2019
CGU	£m	£m	%	%	%	%
Personal financial services	1,169	1,169	13.6	9.8	1.6	1.6
Private banking	30	30	8.9	9.8	1.6	1.6
Other	4	4	13.6	9.8	1.6	1.6
	1,203	1,203

The CGUs do not carry on their balance sheets any other intangible assets with indefinite useful lives.
Management’s judgement in estimating the cash flows of a CGU
The cash flow projections for the purpose of impairment testing for each CGU are derived from the latest 3-year plan presented to the Board. The Board challenges and endorses management’s planning assumptions in light of internal capital allocations needed to support Santander UK’s strategy, current market conditions and the macro-economic outlook. For the goodwill impairment tests conducted at 31 December 2020, the determination of the carrying value of the Personal Financial Services CGU was based on an allocation of regulatory capital and management’s cash flow projections until the end of 2023. The assumptions included in the cash flow projections reflect an allocation to the cost of capital to support future growth, as well as the expected impact of Covid-19 on the UK economic environment and the financial outlook within which the CGUs operate. The cash flow projections are supported by Santander UK’s base case economic scenario. For more on the base case economic scenario, including our forecasting approach and the assumptions in place at 31 December 2020, see the Credit risk – Santander UK group level section of the Risk review.
Cash flow projections for the purpose of impairment testing do not take account of any adverse outcomes arising from contingent liabilities (see Note 31), whose existence will be confirmed by uncertain future events or where any obligation is not probable or otherwise cannot be measured reliably, nor do they take account of the benefits arising from Santander UK’s transformation plans that had not yet been implemented or committed at 31 December 2020.
Discount rate
The rate used to discount the cash flows is based on the cost of equity assigned to each CGU, which is derived using a capital asset pricing model (CAPM). The CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-free rate and a premium to reflect the inherent risk of the business being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement.
Growth rate beyond initial cash flow projections
The growth rate for periods beyond the initial cash flow projections is used to extrapolate the cash flows in perpetuity because of the long-term perspective of CGUs. In line with the accounting requirements, management uses the UK Government’s official estimate of UK long-term average GDP growth rate, as this is lower than management's estimate of the long-term average growth rate of the business.
b) Other intangibles

			Group
	Cost	Accumulated amortisation / impairment	Net book value
	£m	£m	£m
At 1 January 2020	1,263	(690)	573
Additions	101	—	101
Disposals	(47)	47	—
Charge	—	(198)	(198)
Impairment	—	(30)	(30)
At 31 December 2020	1,317	(871)	446

At 1 January 2019	1,099	(488)	611
Additions	178	—	178
Disposals	(14)	—	(14)
Charge	—	(192)	(192)
Impairment	—	(10)	(10)
At 31 December 2019	1,263	(690)	573
Other intangibles which consist of computer software, include computer software under development of £99m (2019: £197m), of which £68m is internally generated (2019: £123m).